CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Issued to Officers [Member] Common Stock [Member]	Issued to Officers [Member] Additional Paid-in Capital [Member]	Issued to Officers [Member] Stock Payable [Member]	Issued to Officers [Member]	To Be Issued to Officers [Member] Stock Payable [Member]	To Be Issued to Officers [Member]	Common stock issued for exercise of special warrants [Member] Common Stock [Member]	Common stock issued for exercise of special warrants [Member] Additional Paid-in Capital [Member]	Stock To Be Issued [Member] Stock Payable [Member]	Stock To Be Issued [Member]	Common Stock [Member] Oasis Acquisition [Member]	Common Stock [Member] Cashless Exercise Of Warrants [Member]	Common Stock [Member] Warrant issued to Consultants [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Oasis Acquisition [Member]	Additional Paid-in Capital [Member] Special Warrants Issued for Cash [Member]	Additional Paid-in Capital [Member] Cashless Exercise Of Warrants [Member]	Additional Paid-in Capital [Member] Warrant Issued Due to Penalty [Member]	Additional Paid-in Capital [Member] Warrants Issued as Compensation for Offering [Member]	Additional Paid-in Capital [Member] Warrants issued to Placement Agent [Member]	Additional Paid-in Capital [Member] Special Warrant Issued Due to Penalty [Member]	Additional Paid-in Capital [Member] Warrant issued to Consultants [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member] Warrant issued to Consultants [Member]	Stock Payable [Member]	Retained Earnings [Member]	Oasis Acquisition [Member]	Special Warrants Issued for Cash [Member]	Warrant Issued Due to Penalty [Member]	Warrants Issued as Compensation for Offering [Member]	Warrants issued to Placement Agent [Member]	Special Warrant Issued Due to Penalty [Member]	Total
Balance at May. 31, 2018														$ 5,013									$ 17,628,717		$ 307,584	$ (18,569,094)							$ (627,780)
Balance (in Shares) at May. 31, 2018														50,128,972
Common stock issued for conversion of debt														$ 370									1,295,320										1,295,690
Common stock issued for conversion of debt, Shares (in Shares)														3,697,511
Common stock issued in connection with Oasis acquisition											$ 2,206				$ 15,438,970												$ 15,441,176						25,313
Common stock issued in connection with Oasis acquisition (in Shares)											22,058,823
Stock issued for services														$ 73									515,240		(25,313)								490,000
Stock issued for services, Shares (in Shares)														731,250
Common stock issued	$ 62	$ 281,438	$ (230,820)	$ 50,680										$ 5									47,495										47,500
Common stock issued (in Shares)	625,000													50,000
Foreign currency transaction loss on equity offering																							403,588										403,588
Discount on notes payable and accrued interest																							5,888,707										5,888,707
Reclasification of deritivate upon adoption of ASU 2017-11 | Accounting Standards Update 2017-11 [Member]																							1,265,751										1,265,751
Reclasification of deritivate upon adoption of ASU 2017-11																																	1,265,751
Derivative valuation of reset event																							35,883										35,883
Imputed interest																							807										807
Net loss																										(27,619,057)							(27,619,057)
Common stock issued					$ 403,644	$ 403,644
Common stock issued for cash														$ 1,438									5,748,562										5,750,000
Common stock issued for cash (in Shares)														14,375,000
Warrants issued																$ 9,785,978		$ 941,972	$ 2,369,830	$ 1,413,300	$ 7,142,550							$ 9,785,978	$ 941,972	$ 2,369,830	$ 1,413,300	$ 7,142,550
Common stock issued for exercise of special warrants							$ 3,347	$ (3,347)
Common stock issued for exercise of special warrants (in Shares)							33,463,838
Units issued as compensation for offering														$ 56									557,279										557,335
Units issued as compensation for offering (in Shares)														559,750
Cashless exercise of warrant												$ 15					$ (15)
Cashless exercise of warrant (in Shares)												148,951
Balance at May. 31, 2019														$ 12,585									70,758,025		455,095	(46,188,151)							25,037,554
Balance (in Shares) at May. 31, 2019														125,839,095
Common stock issued for conversion of debt														$ 3									25,854										25,857
Common stock issued for conversion of debt, Shares (in Shares)														32,321
Stock issued for services									$ 45,000	$ 45,000				$ 10									22,490		(22,500)								$ 22,500
Stock issued for services, Shares (in Shares)										200,000				100,000																			100,000
Common stock issued														$ 55									390,445		(390,500)
Common stock issued (in Shares)														550,000
Net loss																										(3,910,473)							$ (3,910,473)
Common stock issued																									124,582								124,582
Balance at Feb. 29, 2020														$ 12,653									71,196,814		211,677	(50,098,624)							21,322,520
Balance (in Shares) at Feb. 29, 2020														126,521,416
Balance at May. 31, 2019														$ 12,585									70,758,025		455,095	(46,188,151)							25,037,554
Balance (in Shares) at May. 31, 2019														125,839,095
Common stock issued for conversion of debt														$ 3									25,854										25,857
Common stock issued for conversion of debt, Shares (in Shares)														32,321
Common stock issued in connection with Oasis acquisition																																	0
Stock issued for services										$ 45,000			$ 10	$ 10								$ 22,490	22,490	$ (22,500)	45,000								45,000
Stock issued for services, Shares (in Shares)										200,000			100,000
Common stock issued	$ 55	$ 390,445	$ (390,500)
Common stock issued (in Shares)	550,000
Reclasification of deritivate upon adoption of ASU 2017-11																																	0
Net loss																										(30,657,973)							(30,657,973)
Common stock issued																									154,014								154,014
Balance at May. 31, 2020														$ 12,653									71,196,814		241,109	(76,846,124)							(5,395,548)
Balance (in Shares) at May. 31, 2020														126,521,416
Common stock issued in connection with Oasis acquisition																																	122,720
Stock issued for services, Shares (in Shares)										133,332
Common stock issued																									80,813								80,813
Net loss																										(5,707,184)							$ (5,707,184)
Common stock issued														$ 30									122,690		(122,720)
Common stock issued (in Shares)														300,000																			250,000
Fair value of cancelled shares issued for services																									(25,750)								$ (25,750)
Balance at Feb. 28, 2021														$ 12,683									$ 71,319,504		$ 173,452	$ (82,553,308)							$ (11,047,669)
Balance (in Shares) at Feb. 28, 2021														126,821,416